Consolidated statement of income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 5,804	$ 5,661	$ 5,624
Equipment, programming and other direct costs	(1,420)	(1,507)	(1,506)
Operating expenses	(1,915)	(2,043)	(1,890)
Depreciation	(916)	(978)	(999)
Amortization	(319)	(360)	(345)
Share of profit in joint ventures	54	42	32
Other operating income (expenses), net	54	10	(2)
Operating profit	1,342	826	915
Interest and other financial expenses	(716)	(712)	(617)
Interest and other financial income	46	28	18
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) from other joint ventures and associates, net	0	(3)	0
Profit (loss) before taxes from continuing operations	552	175	238
Tax expense	(281)	(424)	(222)
Profit (loss) from continuing operations	271	(249)	16
Profit (loss) from discontinued operations, net of tax	(3)	4	113
Net profit (loss) for the year	268	(245)	129
Attributable to:
Owners of the Company	253	(82)	177
Non-controlling interests	$ 15	$ (163)	$ (48)
Earnings per common share for profit attributable to the owners of the Company
Basic (in dollars per share)	$ 1.47	$ (0.48)	$ 1.27
Diluted (in dollars per share)	$ 1.46	$ (0.48)	$ 1.27